ALLMERICA SELECT
      A Higher Standard_______________________________________________________

      [Graphic]

                                                . Allmerica Select Resource

                                                . Allmerica Select Resource II

                                                . Allmerica Select Charter

              Get this document on-line at www.e-z-delivery.com!

                          [LOGO] ALLMERICA FINANCIAL(R)

                              Semi-Annual Report

                                 JUNE 30, 2001

General Information

Officers of First Allmerica Financial Life Insurance
Company (FAFLIC) and Allmerica Financial Life
Insurance and Annuity Company (AFLIAC)

John F. O'Brien, President, CEO (FAFLIC) and
   Chairman of the Board (AFLIAC)
Richard M. Reilly, President and CEO (AFLIAC)
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and
   Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary and Counsel (FAFLIC)

Investment Advisers
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
   AIM V.I. Aggressive Growth Fund
   AIM V.I. Blue Chip Fund
   AIM V.I. Value Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
   Alliance Growth and Income Portfolio
   Alliance Premier Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

     Investment Sub-Advisers
     Allmerica Asset Management, Inc.
     440 Lincoln Street, Worcester, MA 01653
        Equity Index Fund
        Select Investment Grade Income Fund
        Money Market Fund

     Bank of Ireland Asset Management (U.S.) Limited
     U.S. Offices: 20 Horseneck Lane, Greenwich, CT 06830
     Main Offices: 26 Fitzwilliam Place, Dublin 2, Ireland
        Select International Equity Fund

     Cramer Rosenthal McGlynn, LLC
     707 Westchester Avenue, White Plains, NY 10604
        Select Value Opportunity Fund

     J.P. Morgan Investment Management Inc.
     522 Fifth Avenue, New York, NY 10036
        Select Growth and Income Fund

     Jennison Associates LLC
     466 Lexington Street, New York, NY 10017
        Select Aggressive Growth Fund (Co-Sub-Adviser)

     Massachusetts Financial Services Company
     500 Boylston Street, Boston, MA 02116
        Select Aggressive Growth Fund (Co-Sub-Adviser)

     Putnam Investment Management, Inc.
     One Post Office Square, Boston, MA 02109
        Select Growth Fund

     Schroder Investment Management North America Inc.
     787 Seventh Avenue, New York, NY 10019
        Select Emerging Markets Fund

     TCW Investment Management Company
     865 South Figueroa, Los Angeles, CA 90017
        Select Strategic Growth Fund

     T. Rowe Price Associates, Inc.
     100 East Pratt Street, Baltimore, MD 21202
        Select Capital Appreciation Fund

     Western Asset Management Company
     117 East Colorado Blvd., Pasadena, CA 91105
        Select Strategic Income Fund

Deutsche Asset Management
885 Third Avenue, 32nd Floor, New York, NY 10022
   Deutsche VIT EAFE Equity Index Fund
   Deutsche VIT Small Cap Index Fund

Eaton Vance Management
255 State Street, Boston, MA 02109
   Eaton Vance VT Floating-Rate Income Fund
   Eaton Vance VT Worldwide Health Sciences Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP Growth Portfolio
   Fidelity VIP High Income Portfolio
   Fidelity VIP Contrafund Portfolio
   Fidelity VIP II Growth & Income Portfolio
   Fidelity VIP III Mid Cap Portfolio

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
   Franklin Small Cap Fund
   Franklin Mutual Shares Securities Fund

INVESCO Funds Group, Inc.
7800 East Union Avenue, Denver, CO 80217
   INVESCO VIF-Dynamics Fund
   INVESCO VIF-Health Sciences Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
   Janus Aspen Aggressive Growth Portfolio
   Janus Aspen Growth Portfolio
   Janus Aspen Growth and Income Portfolio
   Janus Aspen International Growth Portfolio

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
   Pioneer Fund VCT Portfolio
   Pioneer Real Estate Growth VCT Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
   T. Rowe Price International Stock Portfolio

Zurich Scudder Investments, Inc.
345 Park Avenue, New York, NY 10154
   Scudder Technology Growth Portfolio
   SVS Dreman Financial Services Portfolio

Product Performance Summary

Allmerica Select Resource/Resource II Variable Annuity (FAFLIC)
--------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Resource/Resource II sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews that follow.

                                                                         Without surrender                          With surrender
                                                                   charge and contract fee                 charge and contract fee

                                                                                  10 Years                                10 Years
                                              Sub-                    10 Years  or Life of                    10 Years  or Life of
                                           Account                     or Life        Sub-                     or Life        Sub-
                                         Inception        1       5    of Fund     Account        1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)     Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                      2/23/01  -15.89%  12.53%     13.04%      -1.86%  -20.81%  12.16%     13.03%      -7.60%
AIT Money Market Fund                      10/8/92    4.52%   4.11%      3.53%       4.00%   -1.69%   3.46%      3.38%       3.85%
AIT Select Aggressive Growth Fund          4/21/94  -36.11%   2.91%      9.99%       7.81%  -40.14%   2.09%      9.78%       7.54%
AIT Select Capital Appreciation Fund       4/28/95   -1.26%   9.06%     15.30%      15.30%   -7.21%   8.47%     15.09%      15.09%
AIT Select Emerging Markets Fund           2/20/98  -33.40%     N/A     -8.26%      -8.26%  -37.38%     N/A     -9.35%      -9.35%
AIT Select Growth Fund                     4/21/94  -29.49%  10.74%     10.59%      12.66%  -33.94%  10.09%     10.34%      12.41%
AIT Select Growth and Income Fund          4/20/94  -15.62%   8.01%      9.36%      10.99%  -20.88%   7.29%      9.08%      10.72%
AIT Select International Equity Fund        5/3/94  -22.38%   5.61%      6.68%       6.68%  -27.18%   4.86%      6.40%       6.40%
AIT Select Investment Grade Income Fund    4/20/94    8.82%   5.22%      4.64%       5.24%    2.25%   4.48%      4.39%       4.98%
AIT Select Strategic Growth Fund           2/20/98  -44.31%     N/A    -14.15%     -14.15%  -47.66%     N/A    -15.20%     -15.20%
AIT Select Strategic Income Fund           2/23/01      N/A     N/A      7.51%       1.42%      N/A     N/A      1.23%      -4.52%
AIT Select Value Opportunity Fund          2/20/98   27.57%  12.75%     12.59%       7.99%   20.97%  12.33%     12.57%       6.87%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            2/23/01  -27.60%     N/A      6.25%      -1.82%  -31.84%     N/A      5.13%      -7.56%
AIM V.I. Blue Chip Fund                    2/23/01      N/A     N/A     -5.81%      -5.81%      N/A     N/A    -11.32%     -11.32%
AIM V.I. Value Fund                        2/23/01  -20.63%  11.64%     13.73%      -2.43%  -25.27%  11.25%     13.73%      -8.13%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio       2/23/01   12.64%  16.85%     13.84%       4.14%    6.14%  16.52%     13.84%      -1.95%
Alliance Premier Growth Portfolio          2/23/01  -29.26%  15.17%     15.64%      -3.99%  -33.39%  14.82%     15.64%      -9.60%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund        2/23/01  -27.04%     N/A     -1.09%      -8.44%  -31.31%     N/A     -2.03%     -13.80%
Deutsche VIT Small Cap Index Fund          2/23/01   -1.51%     N/A      4.76%       7.14%   -7.27%     N/A      3.84%       0.88%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund    5/1/01      N/A     N/A      0.29%       0.29%      N/A     N/A     -5.58%      -5.58%
Eaton Vance VT Worldwide Health
Sciences Fund                               5/1/01      N/A     N/A     -0.03%      -0.03%      N/A     N/A     -5.88%      -5.88%

Performance returns given above are for the Allmerica Select Resource/Resource II Variable Annuity Sub-Accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining sales charge. The maximum contingent deferred sales charge is 6.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Resource/Resource II Variable Annuity (FAFLIC) cont.
--------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Resource/Resource II sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews that follow.

                                                                           Without surrender                          With surrender
                                                                     charge and contract fee                 charge and contract fee
                                                                                    10 Years                                10 Years
                                                Sub-                    10 Years  or Life of                    10 Years  or Life of
                                             Account                     or Life        Sub-                     or Life        Sub-
                                           Inception        1       5    of Fund     Account        1       5    of Fund     Account
Sub-Accounts                                    Date     Year   Years  (if less)   (if less)     Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio          5/1/95    8.85%  10.46%     13.92%      12.43%    2.24%   9.88%     13.81%      12.17%
Fidelity VIP Growth Portfolio                 5/1/95  -24.54%  12.96%     15.59%      16.01%  -29.21%  12.44%     15.49%      15.79%
Fidelity VIP High Income Portfolio            5/1/95  -25.44%  -2.79%      5.60%       0.22%  -30.00%  -3.51%      5.48%      -0.12%
Fidelity VIP II Contrafund Portfolio         2/23/01  -15.96%  12.00%     15.93%      -1.91%  -20.88%  11.61%     15.86%      -7.65%
Fidelity VIP III Growth & Income Portfolio   2/23/01   -8.19%     N/A     10.36%      -0.41%  -13.56%     N/A      9.89%      -6.24%
Fidelity VIP III Mid Cap Portfolio           2/23/01    0.00%     N/A     28.19%       1.16%   -5.85%     N/A     26.81%      -4.76%


Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund               2/23/01  -29.95%  11.85%     14.07%      -2.92%  -34.05%  11.46%     13.88%      -8.60%
FT VIP Mutual Shares Securities Fund         2/23/01   23.45%     N/A     11.27%       6.80%   16.95%     N/A     10.83%       0.55%


INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                    2/23/01  -32.25%     N/A      9.56%      -7.75%  -36.22%     N/A      8.75%     -13.15%
INVESCO VIF Health Sciences Fund             2/23/01   -4.90%     N/A     15.25%       0.28%  -10.46%     N/A     14.77%      -5.59%


Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio      2/23/01  -51.47%   8.71%     14.32%     -13.98%  -54.31%   8.28%     14.32%     -19.01%
Janus Aspen Growth Portfolio                 2/23/01  -24.12%  12.24%     13.05%      -5.16%  -28.56%  11.86%     13.05%     -10.71%
Janus Aspen Growth and Income Portfolio      2/23/01  -18.25%     N/A     15.68%      -1.40%  -23.03%     N/A     14.75%      -7.17%
Janus Aspen International Growth Portfolio   2/23/01  -32.90%  12.56%     14.43%      -8.45%  -36.83%  12.18%     14.43%     -13.81%


Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                    5/1/01   -9.30%     N/A      9.42%      -3.75%  -14.61%     N/A      6.49%      -9.38%
Pioneer Real Estate Growth VCT Portfolio      5/1/01   17.63%   8.97%     10.22%       6.51%   11.13%   8.54%     10.12%       0.28%


Scudder Variable Series II
Scudder Technology Growth Portfolio          2/23/01  -46.36%     N/A      3.26%      -8.93%  -49.50%     N/A      1.08%     -14.26%
SVS Dreman Financial Services Portfolio      2/23/01   29.88%     N/A      3.74%       6.09%   23.38%     N/A      2.56%      -0.12%


T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   5/1/95  -28.62%   1.50%      3.54%       3.56%  -32.95%   0.82%      3.41%       3.29%


Performance returns given above are for the Allmerica Select Resource/Resource II Variable Annuity Sub-Accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining sales charge. The maximum contingent deferred sales charge is 6.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Resource/Resource II Variable Annuity (AFLIAC)
--------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Resource/Resource II sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews that follow.

                                                                         Without surrender                          With surrender
                                                                   charge and contract fee                 charge and contract fee

                                                                                  10 Years                                10 Years
                                              Sub-                    10 Years  or Life of                    10 Years  or Life of
                                           Account                     or Life        Sub-                     or Life        Sub-
                                         Inception        1       5    of Fund     Account        1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)     Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                      10/6/00  -15.90%  12.53%     13.03%     -13.17%  -20.82%  12.16%     13.03%     -18.25%
AIT Money Market Fund                      10/8/92    4.52%   4.11%      3.53%       3.59%   -1.68%   3.48%      3.41%       3.46%
AIT Select Aggressive Growth Fund           9/8/92  -36.11%   2.91%      9.99%      10.05%  -40.16%   2.07%      9.76%       9.82%
AIT Select Capital Appreciation Fund       4/28/95   -1.26%   9.06%     15.30%      15.31%   -7.24%   8.45%     15.07%      15.09%
AIT Select Emerging Markets Fund           2/20/98  -33.40%     N/A     -8.26%      -8.26%  -37.37%     N/A     -9.33%      -9.33%
AIT Select Growth Fund                      9/8/92  -29.49%  10.74%     10.60%      10.66%  -33.98%  10.08%     10.33%      10.39%
AIT Select Growth and Income Fund           9/8/92  -15.62%   8.01%      9.36%       9.42%  -20.88%   7.29%      9.09%       9.15%
AIT Select International Equity Fund        5/3/94  -22.38%   5.61%      6.68%       6.68%  -27.19%   4.86%      6.40%       6.40%
AIT Select Investment Grade Income Fund     9/8/94    8.82%   5.22%      4.64%       4.67%    2.28%   4.52%      4.42%       4.45%
AIT Select Strategic Growth Fund           2/20/98  -44.31%     N/A    -14.15%     -14.15%  -47.64%     N/A    -15.17%     -15.17%
AIT Select Strategic Income Fund           10/6/00      N/A     N/A      7.51%       6.69%      N/A     N/A      1.22%       0.45%
AIT Select Value Opportunity Fund          2/20/98   27.57%  12.75%     12.59%       7.98%   20.98%  12.34%     12.57%       6.88%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            10/6/00  -27.61%     N/A      6.24%     -23.41%  -31.85%     N/A      5.12%     -27.89%
AIM V.I. Blue Chip Fund                    10/6/00      N/A     N/A    -22.89%     -22.89%      N/A     N/A    -27.40%     -27.40%
AIM V.I. Value Fund                        10/6/00  -20.64%  11.64%     13.73%     -12.52%  -25.28%  11.25%     13.73%     -17.64%

Alliance Variable Products Series Fund, Inc. Class B
Alliance Growth and Income Portfolio       10/6/00   12.62%  16.84%     13.84%       8.34%    6.12%  16.52%     13.84%       2.00%
Alliance Premier Growth Portfolio          2/23/04  -29.26%  15.17%     15.64%      -3.99%  -33.21%  14.82%     15.64%      -9.58%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund        10/6/00  -27.05%     N/A     -1.09%     -19.70%  -31.22%     N/A     -2.03%     -24.40%
Deutsche VIT Small Cap Index Fund          10/6/00   -1.52%     N/A      4.76%       3.83%   -7.28%     N/A      3.84%      -2.25%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund    5/1/01      N/A     N/A      0.29%       0.29%      N/A     N/A     -5.58%      -5.58%
Eaton Vance VT Worldwide
Health Sciences Fund                        5/1/01      N/A     N/A     -0.03%      -0.03%      N/A     N/A     -5.88%      -5.88%

Performance returns given above are for the Allmerica Select Resource/Resource II Variable Annuity Sub-Accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining sales charge. The maximum contingent deferred sales charge is 6.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Resource/Resource II Variable Annuity (AFLIAC) cont.
--------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Resource/Resource II sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews that follow.

                                                                           Without surrender                          With surrender
                                                                     charge and contract fee                 charge and contract fee
                                                                                    10 Years                                10 Years
                                                Sub-                    10 Years  or Life of                    10 Years  or Life of
                                             Account                     or Life        Sub-                     or Life        Sub-
                                           Inception        1       5    of Fund     Account        1       5    of Fund     Account
Sub-Accounts                                    Date     Year   Years  (if less)   (if less)     Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio          5/1/94    8.85%  10.46%     13.92%      12.43%    2.24%   9.87%     13.81%      12.17%
Fidelity VIP Growth Portfolio                 5/1/94  -24.54%  12.96%     15.59%      16.01%  -29.22%  12.43%     15.48%      15.78%
Fidelity VIP High Income Portfolio            5/1/94  -25.44%  -2.79%      5.60%       0.23%  -29.98%  -3.49%      5.49%      -0.10%
Fidelity VIP II Contrafund Portfolio         10/6/00  -15.97%  12.00%     15.93%     -13.62%  -20.88%  11.61%     15.86%     -18.68%
Fidelity VIP III Growth & Income Portfolio   10/6/00   -8.20%     N/A     10.36%      -8.51%  -13.57%     N/A      9.88%     -13.86%
Fidelity VIP III Mid Cap Portfolio           10/6/00    0.00%     N/A     28.19%      -2.53%   -5.85%     N/A     26.81%      -8.23%


Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund               10/6/00  -29.96%  11.84%     14.07%     -24.03%  -34.08%  11.46%     13.87%     -28.48%
FT VIP Mutual Shares Securities Fund         10/6/00   23.44%     N/A     11.27%      17.68%   16.94%     N/A     10.83%      11.18%


INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                    10/6/00  -32.26%     N/A      9.56%     -32.61%  -36.22%     N/A      8.75%     -36.55%
INVESCO VIF Health Sciences Fund             10/6/00   -4.90%     N/A     15.24%     -10.04%  -10.47%     N/A     14.77%     -15.30%


Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio      10/6/00  -51.48%   8.71%     14.32%     -45.74%  -54.32%   8.28%     14.32%     -48.91%
Janus Aspen Growth Portfolio                 10/6/00  -24.13%  12.24%     13.05%     -25.54%  -28.57%  11.86%     13.05%     -29.90%
Janus Aspen Growth and Income Portfolio      10/6/00  -18.26%     N/A     15.67%     -15.50%  -23.04%     N/A     14.74%     -20.44%
Janus Aspen International Growth Portfolio   10/6/00  -32.95%  12.54%     14.41%     -26.61%  -36.87%  12.17%     14.41%     -30.90%


Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                    5/1/01   -9.30%     N/A      9.42%      -3.75%  -14.60%     N/A      6.49%      -9.38%
Pioneer Real Estate Growth VCT Portfolio      5/1/01   17.63%   8.97%     10.22%       6.51%   11.13%   8.54%     10.12%       0.28%


Scudder Variable Series II
Scudder Technology Growth Portfolio          10/6/00  -46.37%     N/A      3.25%     -42.82%  -49.50%     N/A      1.07%     -46.16%
SVS Dreman Financial Services Portfolio      10/6/00   29.85%     N/A      3.73%       9.38%   23.35%     N/A      2.55%       2.98%


T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   5/1/95  -26.62%   1.50%      3.55%       3.56%  -32.95%   0.81%      3.41%       3.28%


Performance returns given above are for the Allmerica Select Resource/Resource II Variable Annuity Sub-Accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining sales charge. The maximum contingent deferred sales charge is 6.5%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Charter Variable Annuity (FAFLIC)
--------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Charter sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges and the annual contract fee. For returns that do not reflect these deductions, please refer to the following individual Portfolio Reviews.

                                                                                   Without                                    With
                                                                              contract fee                            contract fee
                                                                                  10 Years                                10 Years
                                              Sub-                    10 Years  or Life of                    10 Years  or Life of
                                           Account                     or Life        Sub-                     or Life        Sub-
                                         Inception        1       5    of Fund     Account        1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)     Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Equity Index Fund                      2/23/01  -15.89%  12.53%     13.04%      -1.86%  -15.89%  12.53%     13.03%      -1.86%
AIT Money Market Fund                      10/8/92    4.52%   4.11%      3.53%       4.00%    4.31%   3.91%      3.35%       3.79%
AIT Select Aggressive Growth Fund          4/21/94  -36.11%   2.91%      9.99%       7.81%  -36.33%   2.75%      9.87%       7.65%
AIT Select Capital Appreciation Fund       4/28/95   -1.26%   9.06%     15.30%      15.30%   -1.47%   8.88%     15.15%      15.15%
AIT Select Emerging Markets Fund           2/20/98  -33.40%     N/A     -8.26%      -8.26%  -33.61%     N/A     -8.53%      -8.53%
AIT Select Growth Fund                     4/21/94  -29.49%  10.74%     10.59%      12.66%  -29.70%  10.60%     10.45%      12.51%
AIT Select Growth and Income Fund          4/20/94  -15.62%   8.01%      9.36%      10.99%  -15.83%   7.86%      9.21%      10.84%
AIT Select International Equity Fund        5/3/94  -22.38%   5.61%      6.68%       6.68%  -22.59%   5.41%      6.44%       6.44%
AIT Select Investment Grade Income Fund    4/20/94    8.82%   5.22%      4.64%       5.24%    8.61%   5.03%      4.45%       5.04%
AIT Select Strategic Growth Fund           2/20/98  -44.31%     N/A    -14.15%     -14.15%  -44.52%     N/A    -14.44%     -14.44%
AIT Select Strategic Income Fund           2/23/01      N/A     N/A      7.51%       1.42%      N/A     N/A      7.51%       1.42%
AIT Select Value Opportunity Fund          2/20/98   27.57%  12.75%     12.59%       7.99%   27.36%  12.58%     12.43%       7.72%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            2/23/01  -27.60%     N/A      6.25%      -1.82%  -27.60%     N/A      6.25%      -1.82%
AIM V.I. Blue Chip Fund                    2/23/01  -26.55%     N/A    -16.47%      -5.81%  -26.55%     N/A    -16.47%      -5.81%
AIM V.I. Value Fund                        2/23/01  -20.63%  11.64%     13.73%      -2.43%  -20.63%  11.64%     13.73%      -2.43%

Alliance Variable Products Series Fund, Inc. Class B
Alliance Growth and Income Portfolio       2/23/01   12.64%  16.85%     13.84%       4.14%   12.64%  16.85%     13.84%       4.14%
Alliance Premier Growth Portfolio          2/23/01  -29.26%  15.17%     15.64%      -3.99%  -29.26%  15.17%     15.64%      -3.99%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund        2/23/01  -27.04%     N/A     -1.09%      -8.44%  -27.04%     N/A     -1.09%      -8.44%
Deutsche VIT Small Cap Index Fund          2/23/01   -1.51%     N/A      4.76%       7.14%   -1.51%     N/A      4.76%       7.14%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund    5/2/05      N/A     N/A      0.29%       0.29%      N/A     N/A      0.29%       0.29%
Eaton Vance VT Worldwide
Health Sciences Fund                        5/2/05      N/A     N/A     -0.03%      -0.03%      N/A     N/A     -0.03%      -0.03%

Performance returns given above are for the Allmerica Select Charter Variable Annuity Sub-Accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account" assume an investment in the funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Charter Variable Annuity (FAFLIC) cont.
--------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Charter sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges and the annual contract fee. For returns that do not reflect these deductions, please refer to the following individual Portfolio Reviews.

                                                                                     Without                                    With
                                                                                contract fee                            contract fee
                                                                                    10 Years                                10 Years
                                                Sub-                    10 Years  or Life of                    10 Years  or Life of
                                             Account                     or Life        Sub-                     or Life        Sub-
                                           Inception        1       5    of Fund     Account        1       5    of Fund     Account
Sub-Accounts                                    Date     Year   Years  (if less)   (if less)     Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio          5/1/95    8.85%  10.46%     13.92%      12.43%    8.63%  10.30%     13.81%      12.27%
Fidelity VIP Growth Portfolio                 5/1/95  -24.54%  12.96%     15.59%      16.01%  -24.76%  12.81%     15.48%      15.87%
Fidelity VIP High Income Portfolio            5/1/95  -25.44%  -2.79%      5.60%       0.22%  -25.65%  -2.98%      5.48%       0.03%
Fidelity VIP II Contrafund Portfolio         2/23/01  -15.96%  12.00%     15.93%      -1.91%  -15.96%  12.00%     15.93%      -1.91%
Fidelity VIP III Growth & Income Portfolio   2/23/01   -8.19%     N/A     10.36%      -0.41%   -8.19%     N/A     10.36%      -0.41%
Fidelity VIP III Mid Cap Portfolio           2/23/01    0.00%     N/A     28.19%       1.16%    0.00%     N/A     28.19%       1.16%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund               2/23/01  -29.95%  11.85%     14.07%      -2.92%  -29.95%  11.85%     14.07%      -2.92%
FT VIP Mutual Shares Securities Fund         2/23/01   23.45%     N/A     11.27%       6.80%   23.45%     N/A     11.27%       6.80%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                    2/23/01  -32.25%     N/A      9.56%      -7.75%  -32.25%     N/A      9.56%      -7.75%
INVESCO VIF Health Sciences Fund             2/23/01   -4.90%     N/A     15.25%       0.28%   -4.90%     N/A     15.25%       0.28%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio      2/23/01  -51.47%   8.71%     14.32%     -13.98%  -51.47%   8.71%     14.32%     -13.98%
Janus Aspen Growth Portfolio                 2/23/01  -24.12%  12.24%     13.05%      -5.16%  -24.12%  12.24%     13.05%      -5.16%
Janus Aspen Growth and Income Portfolio      2/23/01  -18.25%     N/A     15.68%      -1.40%  -18.25%     N/A     15.68%      -1.40%
Janus Aspen International Growth Portfolio   2/23/01  -32.90%  12.56%     14.43%      -8.45%  -32.90%  12.56%     14.43%      -8.45%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                    5/1/01   -9.30%     N/A      9.42%      -3.75%   -9.30%     N/A      7.40%      -3.75%
Pioneer Real Estate Growth VCT Portfolio      5/1/01   17.63%   8.97%     10.22%       6.51%   17.63%   8.97%     10.22%       6.51%

Scudder Variable Series II
Scudder Technology Growth Portfolio          2/24/05  -46.36%     N/A      3.26%      -8.93%  -46.36%     N/A      3.26%      -8.93%
SVS Dreman Financial Services Portfolio      2/24/05   29.88%     N/A      3.74%       6.09%   29.88%     N/A      3.74%       6.09%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   5/1/95  -26.62%   1.50%      3.54%       3.56%  -28.84%   1.32%      3.35%       3.37%


Performance returns given above are for the Allmerica Select Charter Variable Annuity Sub-Accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account" assume an investment in the funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Charter Variable Annuity (AFLIAC)
--------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Charter sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges and the annual contract fee. For returns that do not reflect these deductions, please refer to the following individual Portfolio Reviews.

                                                                                   Without                                    With
                                                                              contract fee                            contract fee
                                                                                  10 Years                                10 Years
                                              Sub-                    10 Years  or Life of                    10 Years  or Life of
                                           Account                     or Life        Sub-                     or Life        Sub-
                                         Inception        1       5    of Fund     Account        1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)     Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Equity Index Fund                      10/6/00  -15.90%  12.53%     13.03%     -13.17%  -15.90%  12.53%     13.03%     -13.17%
AIT Money Market Fund                      10/8/92    4.52%   4.11%      3.53%       3.59%    4.41%   3.93%      3.33%       3.38%
AIT Select Aggressive Growth Fund           9/8/92  -36.11%   2.91%      9.99%      10.05%  -36.41%   2.71%      9.85%       9.91%
AIT Select Capital Appreciation Fund       4/28/95   -1.26%   9.06%     15.30%      15.31%   -1.53%   8.84%     15.12%      15.13%
AIT Select Emerging Markets Fund           2/20/98  -33.40%     N/A     -8.26%      -8.26%  -33.61%     N/A     -8.54%      -8.54%
AIT Select Growth Fund                      9/8/92  -29.49%  10.74%     10.60%      10.66%  -29.85%  10.55%     10.42%      10.49%
AIT Select Growth and Income Fund           9/8/92  -15.62%   8.01%      9.36%       9.42%  -15.95%   7.81%      9.18%       9.24%
AIT Select International Equity Fund        5/3/94  -22.38%   5.61%      6.68%       6.68%  -22.66%   5.41%      6.46%       6.47%
AIT Select Investment Grade Income Fund     9/8/92    8.82%   5.22%      4.64%       4.67%    8.65%   5.02%      4.43%       4.46%
AIT Select Strategic Growth Fund           2/20/98  -44.31%     N/A    -14.15%     -14.15%  -44.48%     N/A    -14.40%     -14.40%
AIT Select Strategic Income Fund           10/6/00      N/A     N/A      7.51%       6.69%      N/A     N/A      7.51%       6.69%
AIT Select Value Opportunity Fund          2/20/98   27.57%  12.75%     12.59%       7.98%   27.34%  12.56%     12.41%       7.70%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            10/6/00  -27.61%     N/A      6.24%     -23.41%  -27.61%     N/A      6.24%     -23.41%
AIM V.I. Blue Chip Fund                    10/6/00  -26.55%     N/A    -16.47%     -22.89%  -26.55%     N/A    -16.47%     -22.89%
AIM V.I. Value Fund                        10/6/00  -20.64%  11.64%     13.73%     -12.52%  -20.64%  11.64%     13.73%     -12.52%

Alliance Variable Products Series Fund, Inc. Class B
Alliance Growth and Income Portfolio       10/6/00   12.62%  16.84%     13.84%       8.34%   12.62%  16.84%     13.84%       8.34%
Alliance Premier Growth Portfolio          2/23/01  -29.26%  15.17%     15.64%      -3.99%  -29.26%  15.17%     15.64%      -3.99%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund        10/6/00  -27.05%     N/A     -1.09%     -19.70%  -27.05%     N/A     -1.09%     -19.70%
Deutsche VIT Small Cap Index Fund          10/6/00   -1.52%     N/A      4.76%       3.83%   -1.52%     N/A      4.76%       3.83%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund    5/1/01      N/A     N/A      0.29%       0.29%      N/A     N/A      0.29%       0.29%
Eaton Vance VT Worldwide
Health Sciences Fund                        5/1/01      N/A     N/A     -0.03%      -0.03%      N/A     N/A     -0.03%      -0.03%

Performance returns given above are for the Allmerica Select Charter Variable Annuity Sub-Accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account" assume an investment in the funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Charter Variable Annuity (AFLIAC) cont.
--------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Charter sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges and the annual contract fee. For returns that do not reflect these deductions, please refer to the following individual Portfolio Reviews.

                                                                                     Without                                    With
                                                                                contract fee                            contract fee
                                                                                    10 Years                                10 Years
                                                Sub-                    10 Years  or Life of                    10 Years  or Life of
                                             Account                     or Life        Sub-                     or Life        Sub-
                                           Inception        1       5    of Fund     Account        1       5    of Fund     Account
Sub-Accounts                                    Date     Year   Years  (if less)   (if less)     Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio          5/2/99    8.85%  10.46%     13.92%      12.43%    8.55%  10.26%     13.79%      12.23%
Fidelity VIP Growth Portfolio                 5/2/99  -24.54%  12.96%     15.59%      16.01%  -24.90%  12.77%     15.45%      15.82%
Fidelity VIP High Income Portfolio            5/2/99  -25.44%  -2.79%      5.60%       0.23%  -25.62%  -2.98%      5.47%       0.02%
Fidelity VIP II Contrafund Portfolio         10/7/04  -15.97%  12.00%     15.93%     -13.62%  -15.97%  12.00%     15.93%     -13.62%
Fidelity VIP III Growth & Income Portfolio   10/7/04   -8.20%     N/A     10.36%      -8.51%   -8.20%     N/A     10.36%      -8.51%
Fidelity VIP III Mid Cap Portfolio           10/7/04    0.00%     N/A     28.19%      -2.53%    0.00%     N/A     28.19%      -2.53%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund               10/6/00  -29.96%  11.84%     14.07%     -24.03%  -29.96%  11.84%     14.07%     -24.03%
FT VIP Mutual Shares Securities Fund         10/6/00   23.44%     N/A     11.27%      17.68%   23.44%     N/A     11.27%      17.68%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                    10/6/00  -32.26%     N/A      9.56%     -32.61%  -32.26%     N/A      9.56%     -32.61%
INVESCO VIF Health Sciences Fund             10/6/00   -4.90%     N/A     15.24%     -10.04%   -4.90%     N/A     15.24%     -10.04%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio      10/6/00  -51.48%   8.71%     14.32%     -45.74%  -51.48%   8.71%     14.32%     -45.74%
Janus Aspen Growth Portfolio                 10/6/00  -24.13%  12.24%     13.05%     -25.54%  -24.13%  12.24%     13.05%     -25.54%
Janus Aspen Growth and Income Portfolio      10/6/00  -18.26%     N/A     15.67%     -15.50%  -18.26%     N/A     15.67%     -15.50%
Janus Aspen International Growth Portfolio   10/6/00  -32.95%  12.54%     14.41%     -26.61%  -32.95%  12.54%     14.41%     -26.61%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                    5/1/01   -9.30%     N/A      9.42%      -3.75%   -9.30%     N/A      7.05%      -3.75%
Pioneer Real Estate Growth VCT Portfolio      5/1/01   17.63%   8.97%     10.22%       6.51%   17.63%   8.97%     10.22%       6.51%

Scudder Variable Series II
Scudder Technology Growth Portfolio          10/6/00  -46.37%     N/A      3.25%     -42.82%  -46.37%     N/A      3.25%     -42.82%
SVS Dreman Financial Services Portfolio      10/6/00   29.85%     N/A      3.73%       9.38%   29.85%     N/A      3.73%       9.38%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   5/1/95  -26.62%   1.50%      3.55%       3.56%  -28.85%   1.30%      3.33%       3.35%

Performance returns given above are for the Allmerica Select Charter Variable Annuity Sub-Accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account" assume an investment in the funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               Allmerica Select

Allmerica Select products are offered through Allmerica Financial Life Insurance and Annuity Company. Our parent company, First Allmerica Financial, is the nation's fifth oldest life insurance company. Founded in 1844, First Allmerica Financial has been serving the financial needs of its policyholders for more than 150 years.

Allmerica Select brings together the experience and financial strength of Allmerica Financial Life with the talent of some of the world's leading money managers. It's a powerful combination that can help achieve your financial goals.

To be preceded or accompanied by the current Allmerica Select Product prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Select representative or call 1-800-366-1492.

   Allmerica Select Variable Products are issued by Allmerica Financial Life
     Insurance and Annuity Company and offered by Allmerica Investments,
Inc., member NASD/SIPC. Allmerica Select is a division of the issuing companies.


                 [LOGO] IMSA                       [GRAPHIC]
                                             Retire on Your Terms

                          [LOGO] ALLMERICA FINANCIAL(R)

                          ALLMERICA INVESTMENTS, INC.

              440 Lincoln Street, Worcester, Massachusetts 01653

             [LOGO] ALLMERICA FINANCIAL(R)           -----------------------
                                                            PRESORTED
                     ATTN: S130                        BOUND PRINTED MATTER
440 Lincoln Street, Worcester, Massachusetts 01653         U.S. POSTAGE
                                                              PAID
              Change Service Requested                     LANCASTER, PA
                                                           PERMIT NO. 310
                                                     -----------------------

Semi-Annual Reports dated June 30, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contractowners of the Allmerica Life Insurance and Annuity Company, Allmerica Select Separate Account (File No. 811-6632) and First Allmerica Financial Life Insurance and Annuity Company, Allmerica Select Separate Account (File No. 811-8116), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on September 5, 2001. Accession number 0000927016-01-502795.